Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2020 USD ($)
Components of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Losses	$ 5,294
Capitalized Costs	56,812
Deferred Taxes Before Valuation	62,106
Allowance	0
Valuation allowance	(62,106)
Net deferred tax assets/(liabilities), net of allowance	$ 0